Finance income (Details) - ZAR (R) R in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Analysis of income and expense [abstract]
Current accounts and short-term bank deposits	R 10,274	R 8,508	R 14,052
Finance lease receivable income	0	3	20
Tax authorities	999	303	0
Other	630	137	520
Finance income before net foreign exchange gains	11,903	8,951	14,592
Net foreign exchange gains	383	0	1,476
Finance income	R 12,286	R 8,951	R 16,068